FORWARD SHARE PURCHASE AGREEMENTS	12 Months Ended
Dec. 31, 2022
Forward Share Purchase Agreements
FORWARD SHARE PURCHASE AGREEMENTS

13. FORWARD SHARE PURCHASE AGREEMENTS

In 2022, the Company entered into separate FPAs with certain investors. The FPAs allow the investors to sell and transfer common stock held by the investors to the Company in exchange for cash. The price to be paid by the Company was $10.80 per share. As required by the FPAs, $16,200 of cash was placed into escrow upon closing of the Business Combination, to be used for the share purchases. If the FPAs were not exercised by the holders within their terms of three months post-Business Combination closing, the associated funds were to be released from escrow to the Company. We account for the FPAs as derivative liabilities, remeasured to fair value on a recurring basis, with changes in the fair value recorded to earnings.

On September 9, 2022, the Company settled the derivative liability associated with the Forward Share Purchase Agreements (“FPAs”) by repurchasing 1,179,722 ordinary shares at $10.80 on the settlement date. The fair value on the settlement date for the exercised FPAs was $0 and was equal to the intrinsic value of the put option on the settlement date (September 9, 2022). The intrinsic value was calculated using an exercise price of $10.80 per share and share price of $11.43 per share.

The derivative liability was remeasured to its intrinsic value at the date the underlying shares were repurchased or settled unexercised. Based on the above, $4,685 was recognized as a net gain within change in fair value of derivative liability on the consolidated statements of operations and comprehensive income (loss) in 2022. The net gain is comprised of a $402 loss recognized in the second quarter of 2022, and a $5,087 gain upon settlement on September 9, 2022.

The liability for the FPAs was valued using a Black-Scholes Option Pricing formula, except upon settlement in which the fair value was used, which is a Level 3 fair value measurement. The fair value of the FPAs is based on the current stock price and a weighted average of historical volatilities from select benchmark companies. The following table presents the quantitative information regarding Level 3 fair value measurements of the Forward Purchase Agreements as of the following dates:

	June 9, 2022	June 30, 2022
Stock Price	$9.47	$8.23
Exercise (Strike) Price	$10.80	$10.80
Time to Maturity (in years)	0.25	0.19
Annual Risk Free Rate	1.30%	1.70%
Volatility	122.00%	122.00%

The derivative liability is a Level 3 input.